ADVISORS DISCIPLINED TRUST 1819
                          SUPPLEMENT TO THE PROSPECTUS

     The listing of portfolio securities in the "Portfolio" section on pages 4-5 of the prospectus included erroneous weightings for the securities. The appropriate portfolio weightings for the securities as of the date hereof is as follows:

 TICKER SYMBOL                ISSUER                 PERCENTAGE OF
                                                  AGGREGATE OFFERING
                                                         PRICE
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY-19.17%

CMCSA                   Comcast Corporation              2.82%

HD                      The Home Depot, Inc.             3.09

LOW                     Lowe's Companies, Inc.           3.09

ORLY                    O'Reilly Automotive, Inc.        3.41

SBUX                    Starbucks Corporation            2.81

TJX                     The TJX Companies, Inc.          2.09

DIS                     The Walt Disney Company          1.86

CONSUMER STAPLES-7.07%

CL                      Colgate-Palmolive Company        2.00

CVS                     CVS Health Corporation           3.20

MDLZ                    Mondelez International,          1.87
                        Inc.

ENERGY-2.04%

SLB                     Schlumberger Limited             2.04

FINANCIALS-9.48%

AMP                     Ameriprise Financial, Inc.       2.09

BLK                     BlackRock, Inc.                  3.20

ICE                     Intercontinental Exchange,       2.01
                        Inc.

IVZ                     Invesco Limited                  2.18





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HEALTH CARE-10.13%

ABC                     AmerisourceBergen                2.03
                        Corporation

DHR                     Danaher Corporation              2.09

MDT                     Medtronic PLC                    2.85

TMO                     Thermo Fisher Scientific,        3.16
                        Inc.

INDUSTRIALS-14.65%

HON                     Honeywell International,         5.12
                        Inc.

PH                      Parker-Hannifin                  3.55
                        Corporation

ROK                     Rockwell Automation, Inc.        3.22

UTX                     United Technologies              2.76
                        Corporation

INFORMATION TECHNOLOGY-31.28%

ACN                     Accenture PLC                    4.26

ADBE                    Adobe Systems, Inc.              5.23

GOOGL                   Alphabet, Inc.                   5.72

FB                      Facebook, Inc.                   6.36

RHT                     Red Hat, Inc.                    3.23

V                       Visa, Inc.                       6.48

MATERIALS-2.98%

ECL                     Ecolab, Inc.                     2.98

REAL ESTATE-3.20%

AMT                     American Tower Corporation       3.20

     Supplement Dated:  September 22, 2017















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